Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.49%
Communication services: 7.20%
Interactive media & services: 7.20%
Alphabet, Inc. Class C†	678,275	$82,050,927
Meta Platforms, Inc. Class A†	166,486	47,778,152
		129,829,079
Consumer discretionary: 8.55%
Broadline retail: 4.17%
Amazon.com, Inc.†	576,506	75,153,322
Internet & catalog retail: 0.16%
Farfetch Ltd. Class A†	480,971	2,905,065
Specialty retail: 3.21%
Burlington Stores, Inc.†	158,348	24,922,392
Home Depot, Inc.	106,299	33,020,721
		57,943,113
Textiles, apparel & luxury goods: 1.01%
Deckers Outdoor Corp.†	34,433	18,168,917
Consumer staples: 4.58%
Consumer staples distribution & retail: 3.05%
Dollar General Corp.	185,716	31,530,863
Sysco Corp.	316,357	23,473,689
		55,004,552
Household products: 1.53%
Church & Dwight Co., Inc.	275,449	27,608,253
Financials: 9.41%
Capital markets: 4.99%
Charles Schwab Corp.	539,475	30,577,443
Intercontinental Exchange, Inc.	236,188	26,708,139
S&P Global, Inc.	81,743	32,769,951
		90,055,533
Financial services: 2.77%
Mastercard, Inc. Class A	126,788	49,865,720
Insurance: 1.65%
Marsh & McLennan Cos., Inc.	157,770	29,673,382
Health care: 10.36%
Health care equipment & supplies: 4.73%
Align Technology, Inc.†	60,270	21,313,883
Boston Scientific Corp.†	405,612	21,939,553
LivaNova PLC†	412,586	21,219,298
Medtronic PLC	236,528	20,838,117
		85,310,851
See accompanying notes to portfolio of investments
Allspring Opportunity Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Health care providers & services: 1.59%
UnitedHealth Group, Inc.	59,704	$28,696,131
Health care technology: 0.66%
Schrodinger, Inc.†	235,756	11,768,939
Life sciences tools & services: 3.38%
Agilent Technologies, Inc.	132,607	15,945,992
Bio-Rad Laboratories, Inc. Class A†	49,449	18,747,105
Thermo Fisher Scientific, Inc.	50,215	26,199,676
		60,892,773
Industrials: 20.47%
Aerospace & defense: 1.87%
MTU Aero Engines AG	129,759	33,655,472
Building products: 3.58%
AZEK Co., Inc.†	840,182	25,449,113
Carlisle Cos., Inc.	152,752	39,185,471
		64,634,584
Commercial services & supplies: 1.63%
Republic Services, Inc.	191,683	29,360,085
Electrical equipment: 0.83%
Regal Rexnord Corp.	97,125	14,947,538
Machinery: 3.94%
Fortive Corp.	493,214	36,877,611
Ingersoll Rand, Inc.	356,628	23,309,206
SPX Technologies, Inc.†	128,088	10,883,637
		71,070,454
Professional services: 5.26%
CoStar Group, Inc.†	306,986	27,321,754
Dun & Bradstreet Holdings, Inc.	1,743,347	20,170,525
Genpact Ltd.	512,298	19,247,036
TransUnion	359,571	28,165,196
		94,904,511
Trading companies & distributors: 3.36%
Air Lease Corp.	625,419	26,173,785
United Rentals, Inc.	77,092	34,334,464
		60,508,249
Information technology: 24.88%
Electronic equipment, instruments & components: 3.17%
Amphenol Corp. Class A	405,886	34,480,016
Teledyne Technologies, Inc.†	54,872	22,558,428
		57,038,444
See accompanying notes to portfolio of investments
2 | Allspring Opportunity Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.92%
Marvell Technology, Inc.	657,789	$39,322,626
Texas Instruments, Inc.	274,398	49,397,128
		88,719,754
Software: 10.94%
Black Knight, Inc.†	249,655	14,911,893
Palo Alto Networks, Inc.†	100,266	25,618,966
Riskified Ltd. Class A	644,836	3,133,903
Salesforce, Inc.†	288,765	61,004,494
ServiceNow, Inc.†	51,480	28,930,215
Splunk, Inc.†	299,074	31,728,761
Workday, Inc. Class A†	141,494	31,962,080
		197,290,312
Technology hardware, storage & peripherals: 5.85%
Apple, Inc.	543,762	105,473,515
Materials: 5.54%
Chemicals: 4.62%
Ashland, Inc.	286,344	24,886,157
Olin Corp.	546,714	28,095,632
Sherwin-Williams Co.	114,086	30,292,115
		83,273,904
Metals & mining: 0.92%
Steel Dynamics, Inc.	152,100	16,568,253
Real estate: 7.50%
Industrial REITs : 1.45%
Prologis, Inc.	213,795	26,217,681
Residential REITs : 1.64%
Sun Communities, Inc.	226,163	29,505,225
Specialized REITs : 4.41%
American Tower Corp.	129,529	25,120,854
Equinix, Inc.	37,263	29,211,956
VICI Properties, Inc.	800,618	25,163,424
		79,496,234
Total common stocks (Cost $1,025,627,294)		1,775,539,845
See accompanying notes to portfolio of investments
Allspring Opportunity Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.00%
Investment companies: 2.00%
Allspring Government Money Market Fund Select Class♠∞		5.02%	36,079,488	$36,079,488
Total short-term investments (Cost $36,079,488)				36,079,488
Total investments in securities (Cost $1,061,706,782)	100.49%			1,811,619,333
Other assets and liabilities, net	(0.49)			(8,873,982)
Total net assets	100.00%			$1,802,745,351

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,612,026	$168,812,076	$(156,344,614)	$0	$0	$36,079,488	36,079,488	$769,159
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,317,500	3,616,000	(4,933,687)	187	0	0	0	10,576 [1]
				$187	$0	$36,079,488		$779,735

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring Opportunity Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral.When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Allspring Opportunity Fund  | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$129,829,079	$0	$0	$129,829,079
Consumer discretionary	154,170,417	0	0	154,170,417
Consumer staples	82,612,805	0	0	82,612,805
Financials	169,594,635	0	0	169,594,635
Health care	186,668,694	0	0	186,668,694
Industrials	335,425,421	33,655,472	0	369,080,893
Information technology	448,522,025	0	0	448,522,025
Materials	99,842,157	0	0	99,842,157
Real estate	135,219,140	0	0	135,219,140
Short-term investments
Investment companies	36,079,488	0	0	36,079,488
Total assets	$1,777,963,861	$33,655,472	$0	$1,811,619,333
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Opportunity Fund